Financial Statements - Consolidated Income Statement - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Income Statement Abstract
Interest and Other Income		$ 56,472,561,000	$ 35,714,188,000
Interest Expenses		(24,738,228,000)	(11,959,325,000)
NET INTEREST INCOME		31,734,333,000	23,754,863,000
Fee and Commission Income		12,574,698,000	10,772,307,000
Fee and Commission Expense		(5,501,505,000)	(4,882,374,000)
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net		115,843,000	4,361,298,000
Gains (Losses) on Derecognition of Financial Assets Not Measured at Fair Value Through Profit or Loss		(136,740,000)	11,983,000
Exchange differences, Net		6,489,026,000	3,377,178,000
Other Operating Income		2,106,977,000	1,943,178,000
Other Operating Expenses		(7,984,040,000)	(7,346,168,000)
NET INTEREST INCOME AND OTHER OPERATING INCOME		39,398,592,000	31,992,265,000
Administration Costs		(19,538,918,000)	(19,631,612,000)
Personnel Benefits		(10,887,691,000)	(11,221,860,000)
Administrative Expense		(8,651,227,000)	(8,409,752,000)
Depreciation and Amortisation		(1,922,260,000)	(1,429,362,000)
Impairment of Financial Assets		(3,834,036,000)	(2,527,822,000)
Loss on Net Monetary Position		(11,654,234,000)	(6,159,779,000)
NET OPERATING INCOME		2,449,144,000	2,243,690,000
Share of Profit of Equity Accounted Investees		317,523,000	338,313,000
PROFIT BEFORE INCOME TAX		2,766,667,000	2,582,003,000
Income Tax Expense		(4,336,370,000)	(722,492,000)
PROFIT (LOSS) FOR THE FISCAL YEAR		(1,569,703,000)	1,859,511,000
Profit (Loss) Attributable to Owners of the Bank		(1,489,732,000)	1,903,820,000
Profit (Loss) Attributable to Non-controlling Interests		$ (79,971,000)	$ (44,309,000)
Earnings Per Share Abstract
Basic (Losses) Earnings Per Share	[1]	$ (2.4316)	$ 3.3406
Diluted (Losses) Earnings Per Share	[1]	$ (2.4316)	$ 3.3406

[1]	Since BBVA Banco Francés S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.